Mar. 25, 2020
RiverPark/Wedgewood Fund

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

2.       In the “Performance” section of the RiverPark/Wedgewood Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Years	Since Inception (9/30/2010)
Institutional Class Shares (RWGIX)
Return Before Taxes	32.29%	8.15%	12.28%
Return After-Tax on Distributions*	23.25%	2.70%	8.95%
Return After-Tax on Distributions and Sale of Fund Shares*	25.47%	5.66%	9.65%
Retail Class Shares (RWGFX)
Return Before Taxes	31.96%	8.00%	12.07%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	16.00%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.25%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.